                     CLASS A, CLASS B AND CLASS C SHARES OF

                         AIM EMERGING MARKETS DEBT FUND
                       AIM GLOBAL GOVERNMENT INCOME FUND
                        AIM GLOBAL GROWTH & INCOME FUND
                           AIM STRATEGIC INCOME FUND

                  (SERIES PORTFOLIOS OF AIM INVESTMENT FUNDS)

                       Supplement dated January 24, 2000
        To the Statement of Additional Information dated March 1, 1999, as supplemented October 1, 1999

This supplement supercedes and replaces in its entirety the supplement dated October 1, 1999.

           The following paragraph replaces in its entirety the paragraph appearing under the heading "INVESTMENT STRATEGIES AND RISKS--TEMPORARY DEFENSIVE STRATEGIES" on page 14 of the Statement of Additional Information.

           "In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, each of the Funds and the Portfolio may temporarily hold all or a portion of its assets in cash (U.S. dollars, and for the Growth & Income Fund, the Strategic Income Fund and Government Income Fund foreign currencies or multinational currency units), money market instruments, or high-quality debt securities. Each of the Funds and the Portfolio may also invest up to 25% of its total assets in money market investment companies advised by AIM or its affiliates ("Affiliated Money Market Funds") for these purposes. In addition, for temporary defensive purposes, most or all of each Fund's and the Portfolio's investments may be made in the United States and denominated in U.S. dollars. To the extent a Fund or the Portfolio employs a temporary defensive strategy, it will not be invested so as to achieve directly its investment objectives."

           The following paragraph replaces in its entirety the paragraph appearing under the heading "INVESTMENT STRATEGIES AND RISKS--INVESTMENT IN OTHER INVESTMENT COMPANIES" on page 14 of the Statement of Additional
Information:

           "With respect to certain countries, investments by Government Income Fund, Strategic Income Fund, Growth & Income Fund, and the Portfolio presently may be made only by acquiring shares of other investment companies (including investment vehicles or companies advised by AIM or its affiliates) with local governmental approval to invest in those countries. To the extent that a Fund or Portfolio invests in such investment companies, the prices paid by the Fund or Portfolio and the proceeds to the Fund or Portfolio upon sale of the shares may reflect premiums above or discounts to the net asset value of the assets owned by such investment companies. At such time as direct investment in these countries is allowed, Government Income Fund, Strategic Income Fund, Growth & Income Fund, and the Portfolio anticipate investing directly in these markets. Government Income Fund, Strategic Income Fund, Growth & Income Fund, and the Portfolio may invest in other investment companies to the extent permitted by the 1940 Act, rules and regulations thereunder, and any applicable exemptive orders granted by the SEC. Under an exemptive order granted by the SEC, each of the Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio is permitted to, and intends to, invest its cash (and cash collateral received in connection with the lending of portfolio securities) in shares of Affiliated Money Market Funds, provided that those investments do not exceed 25% of the total assets of such Fund or Portfolio. In general, a purchase of investment company securities may result in the duplication of fees and expenses. With respect to a Fund's or Portfolio's purchase of shares of Affiliated Money Market Funds, the Fund or Portfolio will indirectly pay the advisory fees and other operating expenses of the Affiliated Money Market Funds."

           The following replaces in its entirety item "(2)" appearing under the heading "INVESTMENT LIMITATIONS-- GOVERNMENT INCOME FUND" under the non-fundamental policies discussion on page 37 of the Statement of Additional Information:

           "(2) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer, except that the Fund may purchase securities of Affiliated Money Market Funds to the extent permitted by exemptive order;"

           The following replaces in its entirety items "(3)" and "(4)" appearing under the heading "INVESTMENT LIMITATIONS--STRATEGIC INCOME
FUND" under the non-fundamental policies discussion on page 38 of the Statement of Additional Information:

           "(2) Borrow money to purchase securities and will not invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the Fund), except that the Fund may purchase securities of Affiliated Money Market Funds to the extent permitted by exemptive order;

           (3) Invest more than 10% of its total assets in shares of other investment companies and invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the Fund), except that the Fund may purchase securities of Affiliated Money Market Funds to the extent permitted by exemptive order;"

           The following replaces in its entirety items "(1)" and "(4)" appearing under the heading "INVESTMENT LIMITATIONS--EMERGING MARKETS DEBT FUND AND THE PORTFOLIO" under the non-fundamental policies discussion on page 39 of the Statement of Additional Information:

           "(1) Invest in securities of an issuer if the investment would cause the Fund or the Portfolio to own more than 10% of any class of securities of any one issuer (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund), except that the Fund or the Portfolio may purchase securities of Affiliated Money Market Funds to the extent permitted by exemptive order;

           (4) Invest more than 10% of its total assets in shares of other investment companies and invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund), except that the Fund or the Portfolio may purchase securities of Affiliated Money Market Funds to the extent permitted by exemptive order;"

           The following replaces in its entirety item "(1)" appearing under the heading "INVESTMENT LIMITATIONS--GROWTH & INCOME FUND" under the non-fundamental policies discussion on page 40 of the Statement of Additional
Information:

           "(1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer, except that the Fund may purchase securities of Affiliated Money Market Funds to the extent permitted by exemptive order;"

           The section entitled "ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") SECURITIES TRANSACTIONS" appearing under the heading "EXECUTION OF PORTFOLIO TRANSACTIONS" on page 41 of the Statement of Additional Information is deleted in its entirety.

           The eighth paragraph appearing under the heading "INVESTMENT RESULTS--PERFORMANCE INFORMATION" on page 72 of the Statement of Additional Information is deleted in its entirety.

The following replaces in its entirety the table appearing under the heading "MANAGEMENT--TRUSTEES AND EXECUTIVE OFFICERS" on page 43 of the Statement of Additional Information:

-------------------------------  ---------------------------  -----------------------------------------------------------

                                    POSITIONS HELD WITH       PRINCIPAL OCCUPATION DURING AT LEAST THE PAST 5 YEARS
  "NAME, ADDRESS AND AGE                 REGISTRANT

-------------------------------  ---------------------------  -----------------------------------------------------------
*ROBERT H. GRAHAM (53)             Trustee, Chairman and      Director, President and Chief Executive Officer, A I M
                                         President            Management Group  Inc.; Director and President, A I M
                                                              Advisors, Inc.; Director and Senior Vice President, A I M
                                                              Capital Management, Inc., A I M Distributors,  Inc., A I M
                                                              Fund  Services,  Inc. and Fund  Management Company; and
                                                              Director and Chief Executive Officer, Managed Products,
                                                              AMVESCAP PLC.

-------------------------------  ---------------------------  -----------------------------------------------------------

C. DEREK ANDERSON (58)                    Trustee             Senior Managing Partner, Plantagenet Capital Management,
220 Sansome Street                                            LLC (an investment partnership); Chief Executive Officer,
Suite 400                                                     Plantagenet Holdings, Ltd. (an investment banking firm);
San Francisco, CA 94104                                       and Director, Premium Wear, Inc. (formerly  Munsingwear,
                                                              Inc.) (a casual apparel company), 'R' Homes, Inc., Big
                                                              Online, Inc., Champagne Albert Le Brun and various other
                                                              privately owned companies.

-------------------------------  ---------------------------  -----------------------------------------------------------

FRANK S. BAYLEY (60)                      Trustee             Partner, law firm of Baker & McKenzie; Trustee, The
Two Embarcadero Center                                        Badgley Funds; and Director and Chairman, C. D. Stimson
Suite 2400                                                    Company (a private investment company).
San Francisco, CA 94111

-------------------------------  ---------------------------  -----------------------------------------------------------

RUTH H. QUIGLEY (64)                      Trustee             Private investor; and President, Quigley Friedlander &
1055 California Street                                        Co., Inc. (a financial  advisory  services firm) from 1984
San Francisco, CA 94108                                       to 1986.

-------------------------------  ---------------------------  -----------------------------------------------------------

MELVILLE B. COX (56)                   Vice President         Vice President and Chief Compliance Officer, A I M
                                                              Advisors, Inc., A I M Capital Management, Inc., A I M
                                                              Distributors, Inc., A I M Fund Services, Inc. and Fund
                                                              Management Company.

-------------------------------  ---------------------------  -----------------------------------------------------------

GARY T. CRUM (52)                      Vice President         Director and President, A I M Capital Management, Inc.;
                                                              Director and Executive Vice  President, A I M  Management
                                                              Group Inc.; Director and Senior Vice President, A I M
                                                              Advisors, Inc.; and Director, A I M  Distributors, Inc.
                                                              and AMVESCAP PLC.

-------------------------------  ---------------------------  -----------------------------------------------------------

----------------------------
     * A trustee who is an "interested person" of the Trust and AIM as defined in the 1940 Act.

-------------------------------  ---------------------------  -----------------------------------------------------------

                                    POSITIONS HELD WITH       PRINCIPAL OCCUPATION DURING AT LEAST THE PAST 5 YEARS
   NAME, ADDRESS AND AGE                 REGISTRANT

-------------------------------  ---------------------------  -----------------------------------------------------------

CAROL F. RELIHAN (45)                  Vice President         Director, Senior Vice President, General Counsel and
                                                              Secretary, A I M Advisors, Inc.; Senior Vice President,
                                                              General Counsel and  Secretary, A I M Management Group
                                                              Inc.; Director, Vice President and General Counsel, Fund
                                                              Management Company; Vice President and General Counsel,
                                                              A I M Fund Services,  Inc.; and Vice  President, A I M
                                                              Capital Management, Inc. and A I M Distributors, Inc.

-------------------------------  ---------------------------  -----------------------------------------------------------

SAMUEL D. SIRKO (40)                 Vice President and       Assistant General Counsel and Assistant Secretary of A I M
                                         Secretary            Management Group, Inc., A I M Capital Management,  Inc.,
                                                              A I M Distributors, Inc., A I M Fund  Services, Inc., and
                                                              Fund Management Company; and Vice President, Assistant
                                                              General Counsel and Assistant Secretary of A I M Advisors,
                                                              Inc.

-------------------------------  ---------------------------  -----------------------------------------------------------

DANA R. SUTTON (41)                  Vice President and       Vice President and Fund Controller, A I M Advisors, Inc.;
                                         Treasurer            and Assistant Vice  President and  Assistant Treasurer,
                                                              Fund Management Company."

-------------------------------  ---------------------------  -----------------------------------------------------------